CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,934,885	$ 4,395,594	$ 3,411,010
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	517,402	444,396	372,688
Loss on disposition of property and equipment	228,245
Deferred tax expense (benefit)	56,968	(89,079)	91,993
Provision for (recovery of) doubtful accounts	(227,873)	367,314	(368,713)
Changes in operating assets and liabilities:
Contracts receivable	(5,893,527)	(3,166,105)	444,538
Accounts receivable	922,611	(973,278)	(181,703)
Notes receivable	(85,107)	(218,890)	84,357
Retainage receivables	(548,357)	(379,078)	(593,911)
Prepayment and advances to suppliers	(2,861,600)	19,284	(865,818)
Inventories	427,878	(1,106,157)	1,868,115
Other receivables	(1,535)	111,811	(72,467)
Accounts payable	(290,717)	895,595	(1,279,223)
Advances from customers	528,193	525,257	710,370
Deferred revenue	3,161	586,790	(2,666,875)
Taxes payable	2,484,264	2,191,174	1,437,389
Accrued expenses and other current liabilities	382,410	327,325	369,964
NET CASH PROVIDED BY OPERATING ACTIVITIES	1,577,301	3,931,953	2,761,714
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of property and equipment	(7,667)	(239,917)	(1,092,754)
Repayment of third party loans			322,477
Payments for construction in progress	(973,254)	(2,896,545)	(4,310,624)
NET CASH USED IN INVESTING ACTIVITIES	(980,921)	(3,136,462)	(5,080,901)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of short-term bank loans	(795,443)	(839,648)	(2,216,998)
Proceeds from short-term bank loans	301,019	848,478	1,945,263
Proceeds from long-term loans	556,885
Proceeds from related parties	72,009		278,715
Gross proceeds from issuance of shares in IPO	10,782,214
Changes in restricted cash			2,505,817
Direct costs disbursed from IPO proceeds	(650,524)
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,266,160	8,830	2,512,797
EFFECT OF EXCHANGE RATE CHANGE ON CASH	(104,290)	(63,145)	(949)
NET INCREASE IN CASH	10,758,250	741,176	192,661
CASH-beginning of year	1,117,643	376,467	183,806
CASH-end of year	11,875,893	1,117,643	376,467
SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax		1,603	198
Cash paid for interest	50,705	$ 55,619	$ 99,097
Non-cash financing activities
Warrants issued to placement agent in connection with the Company's IPO	$ 488,730